Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,444,000
Previously Paid Amount	0.00
Total Fee Amount	3,099.52
Total Offset Amount	0.00
Net Fee	3,099.52
Narrative - Max Aggregate Offering Price	$ 22,444,000
Final Prospectus	true